Consolidated Statements of Equity (USD $)	Total	Common Stock	Additional Paid in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Equity attributable to noncontrolling interests
Beginning Balance at Apr. 01, 2009	$ 48,367,970	$ 16,500	$ 27,221,755	$ 91,794	$ 933,895	$ 20,104,026
Beginning Balance (in shares) at Apr. 01, 2009		16,500,000
Net (loss) income for the year ended	1,458,063			38,626	708,833	710,605
Ending Balance at Mar. 31, 2010	49,826,033	16,500	27,221,755	130,419	1,642,728	20,814,631
Beginning Balance (in shares) at Mar. 31, 2010		16,500,000
Shares issued for cash (in shares)		6,044,000
Shares issued for cash	6,678,950	6,044	6,672,906
Net (loss) income for the year ended	(3,924,848)			(144,058)	(1,965,247)	(1,815,543)
Ending Balance at Mar. 31, 2011	$ 52,580,135	$ 22,544	$ 33,894,661	$ (13,639)	$ (322,519)	$ 18,999,088
Ending Balance (in shares) at Mar. 31, 2011		22,544,000